Revenue - Summary of Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total sales	$ 692,847	$ 504,179	$ 368,663
United States [Member]
Disaggregation of Revenue [Line Items]
Total sales	674,491	502,661	$ 368,663
Italy [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 18,356	$ 1,518